Cash from operations	12 Months Ended
Dec. 31, 2024
Cash from operations
Cash from operations

29.Cash from operations

	2024	2023	2022
	$’000	$'000	$'000
Reconciliation
Loss before taxation	(1,610,244)	(1,880,650)	(543,979)
Adjustments
Depreciation of property, plant and equipment (note 7 and 8)	315,967	385,203	421,574
Amortization of intangible assets (note 7 and 8)	46,768	50,383	47,330
Amortization of prepaid site rent	9,938	9,534	9,631
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7 and 8)	14,798	87,696	38,157
Impairment of assets held for sale (note 7)	2,853	—	—
Impairment of goodwill (note 8)	87,894	—	121,596
Net impairment of withholding tax receivables (note 8)	1,081	47,992	52,334
Impairment of inventory	11,910	—	138
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets (note 8)	20,163	(3,806)	3,382
(Net reversal of loss allowance)/net loss allowance on trade receivables (note 8.1)	(25)	7,202	(4,446)
Insurance claim income (note 9)	(73)	(321)	(2,092)
Gain on disposal of subsidiary (note 9)	(83,838)	—	—
Finance income (note 10)	(33,747)	(25,209)	(15,825)
Finance costs (note 11)	2,123,138	2,436,511	872,049
Share‑based payment expense (note 28)	27,940	13,370	13,265
Operating income before working capital changes	934,523	1,127,905	1,013,114

Changes in working capital
(Increase)/decrease in inventory	(14,967)	11,249	(37,750)
Increase in trade and other receivables	(200,588)	(295,260)	(141,723)
Increase in trade and other payables	56,888	59,029	133,233
Net movement in working capital	(158,667)	(224,982)	(46,240)

Cash from operations	775,856	902,923	966,874